Balance Sheet Components - Schedule of Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Prepaid insurance	$ 4,786	$ 34
Software	4,144	287
Other prepaid expense	171	279
Other assets	101	93
Total prepaid expenses and other current assets	$ 9,202	$ 693